Subsequent Events (Details)		1 Months Ended		6 Months Ended
	Oct. 08, 2024 USD ($) $ / shares	Oct. 31, 2024 EUR (€)	Jul. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)
Subsequent Events [Line Items]
Received proceeds (in Dollars)				$ 515,262	$ 1,894,742
Principal redeuction of convertible notes (in Dollars)				$ 5,284,550
Percentage of reduction of personnel				65.00%
Trading Days				8 days
Receivable [Member]
Subsequent Events [Line Items]
Received proceeds (in Dollars)				$ 3,787,312
Subsequent Events After Reporting Period [Member]
Subsequent Events [Line Items]
Percentage of reduction of personnel		65.00%	65.00%
Payments from sale of EQL business (in Euro) | €		€ 35,000	€ 35,000
Original issue discount rate	10.00%
Interest rate per annum	7.00%
Increase of default interest rate	15.00%
Percentage of note premium advance	5.00%
Fixed conversion price per share (in Dollars per share) | $ / shares	$ 0.25
Percentage of average volume weighted average prices	92.00%
Trading Days	8 days
Subsequent Events After Reporting Period [Member] | CEO [Member]
Subsequent Events [Line Items]
Percentage of original salaries		60.00%	60.00%
Subsequent Events After Reporting Period [Member] | CFO [Member]
Subsequent Events [Line Items]
Percentage of original salaries		50.00%	50.00%
Subsequent Events After Reporting Period [Member] | Consultant [Member]
Subsequent Events [Line Items]
Issued ordinary shares (in Shares) | shares				1,200,000
Subsequent Events After Reporting Period [Member] | Fourth Promissory Note [Member]
Subsequent Events [Line Items]
Original principal amount (in Dollars)	$ 1,500,000
Ordinary shares [member]
Subsequent Events [Line Items]
Ordinary share issued (in Shares) | shares				31,353,911